CASH AND CASH EQUIVALENTS (Details) - TRY (₺) ₺ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
CASH AND CASH EQUIVALENTS
Cash and cash equivalents	₺ 3,813,469	₺ 592,643	₺ 282,304
Interest accrual on cash and cash equivalents	864	362
Cash and cash equivalents as reported in the consolidated statement of cash flows	₺ 3,812,605	₺ 592,281	₺ 281,982	₺ 136,218
TRY
CASH AND CASH EQUIVALENTS
Weighted average interest rates of time deposits	15.00%	17.00%
US Dollar
CASH AND CASH EQUIVALENTS
Weighted average interest rates of time deposits	1.00%	2.00%
Time deposits | TRY
CASH AND CASH EQUIVALENTS
Banks deposits	₺ 14,212	₺ 296,747
Time deposits | US Dollar
CASH AND CASH EQUIVALENTS
Banks deposits	3,749,139	269,702
Demand deposits | TRY
CASH AND CASH EQUIVALENTS
Banks deposits	49,382	20,339
Demand deposits | US Dollar
CASH AND CASH EQUIVALENTS
Banks deposits	652	2,705
Other foreign currency deposits
CASH AND CASH EQUIVALENTS
Banks deposits	₺ 84	₺ 3,150